Income Taxes (Tables)	6 Months Ended
Jun. 30, 2012
Income Tax Expense (Benefit)
Income taxes recognized during the six months ended June 30, 2012 comprise:

	Three Months Ended		Six Months Ended
	June 30,	June 30,	June 30,	June 30,
	2012	2011	2012	2011
	(In thousands)		(In thousands)
Provision for income taxes before restructuring and other non-recurring items	$3,514	$2,530	$6,240	$5,761
Tax impact of restructuring and other non-recurring items	(705)	-	(705)	(544)
Provision for income taxes after restructuring and other non-recurring items	$2,809	$2,530	$5,535	$5,217